Average Annual Total Returns (Vanguard Explorer Fund Retail)	Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Explorer Fund Vanguard Explorer Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 2500 Growth Index Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 2500 Growth Index Vanguard Explorer Fund Vanguard Explorer Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.91%	4.08%	0.30%	4.57%	7.05%	7.05%
Five Years	16.59%	16.78%	15.04%	13.27%	17.27%	17.27%
Ten Years	8.22%	8.40%	6.95%	6.51%	9.37%	9.37%